Inventories (Details) - USD ($)	Dec. 31, 2016	Jun. 30, 2016
Inventory [Line Items]
Finished goods	$ 2,411,316	$ 1,960,063
Raw materials	3,542,010	3,920,818
Inventories, Total	$ 5,953,326	$ 5,880,881